REPORTING SEGMENTS	12 Months Ended
Dec. 31, 2017
Reporting Segments
REPORTING SEGMENTS

NOTE 03

REPORTING SEGMENTS

The Bank manages and measures the performance of its operations by business segments. The information disclosed in this note is not necessarily comparable to that of other financial institutions, since it is based on management’s internal information system by segment.

Inter-segment transactions are conducted under normal arm’s length commercial terms and conditions. Each segment’s assets, liabilities, and income include items directly attributable to the segment to which they can be allocated on a reasonable basis.

Due to changes aimed at allocating customers to those segments best capable of servicing them, and streamlining processes, the Bank has modified its internal structure during 2015. This change in composition of the segments resulted in the following:

-	Commissions paid in “Net fee and commission income “were reassigned among segments to more appropriately reflect the distributions in accordance with the management of each segment;
-	The effects of changes in foreign exchange rates of provisions were reallocated to the line item “Other”, to more appropriately reflect the effects directly attributable to the respective segments;
-	The improvement of the allocation of interest costs at time of placement of the loan.

Under IFRS 8, the Bank has aggregated operating segments with similar economic characteristics according to the aggregation criteria specified in the standard. A reporting segment consists of clients that are offered differentiated but, considering how their performance is measured, are homogenous services based on IFRS 8 aggregation criteria, thus they form part of the same reporting segment. Overall, this aggregation has no significant impact on the understanding of the nature and effects of the Bank’s business activities and the economic environment.

The Bank has the reportable segments noted below:

Retail Banking

Consists of individuals and small to middle-sized entities (SMEs) with annual income less than Ch$1,200 million. This segment gives customers a variety of services, including consumer loans, credit cards, auto loans, commercial loans, foreign exchange, mortgage loans, debit cards, checking accounts, savings products, mutual funds, stockbrokerage, and insurance brokerage. Additionally the SME clients are offered government-guaranteed loans, leasing and factoring.

Middle-market

This segment is made up of companies and large corporations with annual sales exceeding Ch$1,200 million. It serves institutions such as universities, government entities, local and regional governments and companies engaged in the real estate industry who carry out projects to sell properties to third parties and annual sales exceeding Ch$800 million with no upper limit. The companies within this segment have access to many products including commercial loans, leasing, factoring, foreign trade, credit cards, mortgage loans, checking accounts, transactional services, treasury services, financial consulting, savings products, mutual funds, and insurance brokerage. Also companies in the real estate industry are offered specialized services to finance projects, chiefly residential, with the aim of expanding sales of mortgage loans.

Global Corporate Banking

This segment consists of foreign and domestic multinational companies with sales over Ch$10,000 million. The companies within this segment have access to many products including commercial loans, leasing, factoring, foreign trade, credit cards, mortgage loans, checking accounts, transactional services, treasury services, financial consulting, investments, savings products, mutual funds and insurance brokerage.

This segment also consists of a Treasury Division which provides sophisticated financial products, mainly to companies in the Middle-market and Global Corporate Banking segments. These include products such as short-term financing and fund raising, brokerage services, derivatives, securitization, and other tailor-made products. The Treasury area may act as brokers to transactions and also manages the Bank’s investment portfolio.

Corporate Activities (“Other”)

This segment mainly includes the results of our Financial Management Division, which develops global management functions, including managing inflation rate risk, foreign currency gaps, interest rate risk and liquidity risk. Liquidity risk is managed mainly through wholesale deposits, debt issuances and the Bank’s available for sale portfolio. This segment also manages capital allocation by unit. These activities usually result in a negative contribution to income.

In addition, this segment encompasses all the intra-segment income and all the activities not assigned to a given segment or product with customers.

The segments’ accounting policies are those described in the summary of accounting policies. The Bank earns most of its income in the form of interest income, fee and commission income and income from financial operations. To evaluate a segment’s financial performance and make decisions regarding the resources to be assigned to segments, the Chief Operating Decision Maker (CODM) bases his assessment on the segment's interest income, fee and commission income, and expenses.

Below are the tables showing the Bank’s results by reporting segment for the years ended December 31, 2017, 2016 and 2015 in addition to the corresponding balances of loans and accounts receivable from customers:

		As of December 31, 2017
	Loans and accounts receivable from customers (1)	Net interest income	Net fee and commission income	Financial transactions, net (2)	Provision for loan losses	Support expenses (3)	Segment`s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Retail Banking	19,233,169	970,332	206,449	20,595	(293,956)	(534,970)	368,450
Middle-market	6,775,734	264,663	36,280	13,751	(19,235)	(91,882)	203,577
Commercial Banking	25,008,903	1,234,995	242,729	34,346	(313,191)	(626,852)	572,027

Global Corporate Banking	1,633,796	100,808	27,626	50,714	6,440	(62,685)	122,903
Other	83,215	(9,112)	8,708	44,692	4,496	(15,356)	33,428

Total	27,725,914	1,326,691	279,063	129,752	(302,255)	(704,893)	728,358

Other operating income							62,016
Other operating expenses and impairment							(74,057)
Income from investments in associates and other companies							3,963
Income tax expense							(145,031)
Net income for the year							575,249

(1) Corresponds to loans and accounts receivable from customers, without deducting their allowances for loan losses.

(2) Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.

(3) Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.

		As of December 31, 2016
	Loans and accounts receivable from customers (1)	Net interest income	Net fee and commission income	Financial transactions, net (2)	Provision for loan losses	Support expenses (3)	Segment`s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Retail Banking	18,604,936	931,105	196,845	21,141	(323,888)	(529,909)	295,294
Middle-market	6,396,376	244,960	30,851	19,577	(26,748)	(83,412)	185,228
Commercial Banking	25,001,312	1,176,065	227,696	40,718	(350,636)	(613,321)	480,522

Global Corporate Banking	2,121,513	95,105	25,077	55,927	7,579	(53,935)	129,753
Other	83,606	10,196	1,651	43,713	974	(19,649)	36,885

Total	27,206,431	1,281,366	254,424	140,358	(342,083)	(686,905)	647,160

Other operating income							6,427
Other operating expenses and impairment							(69,136)
Income from investments in associates and other companies							3,012
Income tax expense							(109,031)
Net income for the year							478,432

(1) Corresponds to loans and accounts receivable from customers, without deducting their allowances for loan losses.

(2) Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.

(3) Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.

		As of December 31, 2015
	Loans and accounts receivable from customers (1)	Net interest income	Net fee and commission income	Financial transactions, net (2)	Provision for loan losses	Support expenses (3)	Segment`s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Retail Banking	17,034,707	873,026	190,380	16,245	(332,657)	(533,086)	213,908
Middle-market	6,006,282	229,812	28,537	17,897	(26,147)	(77,261)	172,838
Commercial Banking	23,040,989	1,102,838	218,917	34,142	(358,804)	(610,347)	386,746

Global Corporate Banking	2,178,643	85,553	15,231	50,327	(28,426)	(49,533)	73,152
Other	81,125	66,815	3,479	61,030	(12,047)	(1,328)	117,949

Total	25,300,757	1,255,206	237,627	145,499	(399,277)	(661,208)	577,847

Other operating income							6,439
Other operating expenses and impairment							(58,750)
Income from investments in associates and other companies							2,588
Income tax expense							(76,395)
Net income for the year							451,729

(1) Corresponds to loans and accounts receivable from customers, without deducting their allowances for loan losses.

(2) Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.

(3) Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.